Consolidated Balance Sheet (Parenthetical)		Mar. 31, 2019 ₨ / shares shares	Mar. 31, 2019 $ / shares shares	Mar. 31, 2018 ₨ / shares shares	Mar. 31, 2018 $ / shares shares
Statement Of Financial Position [Abstract]
Par value per share | (per share)		₨ 5	$ 0.16	₨ 5	$ 0.16
Number of shares authorized		4,800,000,000	4,800,000,000	2,400,000,000	2,400,000,000
Number of shares issued, net		4,335,954,462	4,335,954,462	2,173,312,301	2,173,312,301
Number of shares outstanding	[1]	4,335,954,462	4,335,954,462	2,173,312,301	2,173,312,301
Treasury shares		20,324,982	20,324,982	10,801,956	10,801,956

[1]	excludes treasury shares of 20,324,982 as of March 31, 2019, 10,801,956 as of March 31, 2018 and 11,289,514 as of March 31, 2017 and 11,323,576 April 1, 2016, held by consolidated trust. The treasury shares as at March 31, 2018, March 31, 2017 and April 1, 2016 have not been adjusted for the September 2018 bonus issue.